Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	VALIC Co II
Central Index Key	dei_EntityCentralIndexKey	0001062374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAGLX
Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund | Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCAX
Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGLX
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCBX
High Yield Bond Fund (Prospectus Summary) | High Yield Bond Fund | High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCHYX
International Small Cap Equity Fund (Prospectus Summary) | International Small Cap Equity Fund | International Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISEX
Large Cap Value Fund (Prospectus Summary) | Large Cap Value Fund | Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VACVX
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAMGX
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMCVX
Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMGLX
Money Market II Fund (Prospectus Summary) | Money Market II Fund | Money Market II Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIXX
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund | Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VASMX
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSVX
Socially Responsible Fund (Prospectus Summary) | Socially Responsible Fund | Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSRX
Strategic Bond Fund (Prospectus Summary) | Strategic Bond Fund | Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSBX